Financial risk management - Derivative Financial Instruments Per Category (Detail) € in Millions, ₩ in Billions, ¥ in Billions, ¥ in Billions, $ in Billions, $ in Billions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 CNY (¥)
Derivative [Line Items]
Derivative assets	€ 31.1						€ 17.3
Derivative financial instruments	11.3						0.0
Derivative assets, current	19.8						17.3
Derivative liabilities	156.7						261.2
Derivative liabilities, noncurrent	62.7						179.0
Derivative liabilities, current	94.0						82.2
Forward foreign exchange contracts
Derivative [Line Items]
Notional amount	281.1	$ 0.8	¥ 8.5	$ 26.4	₩ 61.8	¥ 1.1	158.5	$ 1.0	¥ 43.9	$ 18.5	₩ 99.0	¥ 1.0
Forward foreign exchange contracts, fair value	(6.8)						(18.8)
Interest rate swaps
Derivative [Line Items]
Notional amount	3,250.0						3,000.0
Interest rate swaps, fair value	(118.8)						(225.1)
Fair value hedges | Interest rate swaps
Derivative [Line Items]
Derivative assets	11.3						1.7
Derivative financial instruments	11.3						0.0
Derivative liabilities	130.1						226.8
Derivative liabilities, noncurrent	62.7						179.0
Cash flow hedges | Forward foreign exchange contracts
Derivative [Line Items]
Derivative assets	2.9						3.0
Derivative liabilities	10.4						18.1
Other hedges | Forward foreign exchange contracts
Derivative [Line Items]
Derivative assets	16.9						12.6
Derivative liabilities	€ 16.2						€ 16.3